Combined Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 20,310	$ 27,370	$ 12,321
Other comprehensive loss, net of reclassification adjustments:
Foreign currency translation adjustments	(1,233)	(1,876)	(1,549)
Net (decrease) increase from foreign exchange contracts designated as hedges	(19)	1,561	(3,935)
(Provision) benefit for income taxes on net (decrease) increase from foreign exchange contracts designated as hedges	(18)	(156)	393
Net other comprehensive income (loss)	(1,270)	(471)	(5,091)
Comprehensive income	19,040	26,899	7,230
Comprehensive income attributable to noncontrolling interest	6,419	7,169	3,537
Comprehensive income attributable to Cognyte Business of Verint Systems Inc.	$ 12,621	$ 19,730	$ 3,693